Segment Information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Information
17.
Segment Information

There was no segment information to be disclosed for the years ended December 31, 2023, 2024 and 2025, respectively. A summary of operations income (loss), net income (loss) and long-lived assets by geographical areas is as follows:

Year ended December 31,	2023	2024	2025
	(’000)	(’000)	(’000)
Operations income within:
- PRC, excluding Hong Kong:	$83,205	$29,185	$48,001
Net income (loss) within:
- PRC, excluding Hong Kong	$(11,059)	$(21,098)	$10,144
- Hong Kong	(39,389)	50,244	(10,034)
Total net income (loss)	$(50,448)	$29,146	$110

As of December 31,	2024	2025
	(’000)	(’000)
Long-lived assets by geographical area:
- Real estate properties under development in PRC, excluding Hong Kong	$191,549	$220,729
- Property, plant and equipment in PRC, excluding Hong Kong	16,250	7,073
- Hong Kong	6	84
- Real estate properties held for lease in PRC, excluding Hong Kong	135,428	128,638
Total long-lived assets	$343,233	$356,524